Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Non-current Assets
Other assets	$ 14,864	$ 5,274
Total	49,466	71,157
ZIM notes
Other Non-current Assets
Available for sale securities	21,093
Held to maturity securities		40,232
HMM notes
Other Non-current Assets
Available for sale securities	$ 13,509
Held to maturity securities		$ 25,651